SUBSEQUENT EVENTS (Details) - shares	May 11, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common Stock, Shares, Issued		165,472,241	165,472,241	165,472,241
Subsequent Event [Member] | Orogrande Project [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued	27,060,637
Equity Method Investment, Ownership Percentage	10.8751%
Subsequent Event [Member] | Orogrande Project [Member] | Dingus Investments, Inc.
Subsequent Event [Line Items]
Common Stock, Shares, Issued	7,050,382
Equity Method Investment, Ownership Percentage	2.8334%
Subsequent Event [Member] | Orogrande Project [Member] | Pandora Energy, LP
Subsequent Event [Line Items]
Common Stock, Shares, Issued	6,220,779
Equity Method Investment, Ownership Percentage	2.50%
Subsequent Event [Member] | Orogrande Project [Member] | Kennedy Minerals, Ltd
Subsequent Event [Line Items]
Common Stock, Shares, Issued	6,220,779
Equity Method Investment, Ownership Percentage	2.50%
Subsequent Event [Member] | Orogrande Project [Member] | The de Compiegne Property Company No. 20, Ltd
Subsequent Event [Line Items]
Common Stock, Shares, Issued	6,220,779
Equity Method Investment, Ownership Percentage	2.50%
Subsequent Event [Member] | Orogrande Project [Member] | Loma Hombre Energy, LLC
Subsequent Event [Line Items]
Common Stock, Shares, Issued	622,078
Equity Method Investment, Ownership Percentage	0.25%
Subsequent Event [Member] | Orogrande Project [Member] | Sero Capital, LLC
Subsequent Event [Line Items]
Common Stock, Shares, Issued	725,840
Equity Method Investment, Ownership Percentage	0.2917%